Redeemable Convertible Preferred Shares - Summary of Preferred Shares Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization			$ 1,022,461	$ 3,038,407
Issuance of convertible redeemable preferred shares, net of issuance costs			69,565,189	19,495,152
Round A Preferred Shares
Class Of Stock [Line Items]
Balances				$ 16,096,784
Balances, shares				19,038,000
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization				$ 1,018,493
Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares				$ (8,754,168)
Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares, shares				(9,519,000)
Reorganization - Extinguishment of Round A and Round B preferred shares				$ (8,361,109)
Reorganization - Extinguishment of Round A and Round B preferred shares, shares				(9,519,000)
Round B Preferred Shares
Class Of Stock [Line Items]
Balances				$ 27,876,810
Balances, shares				13,663,700
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization				$ 1,574,737
Reorganization - Preferred shares exchanged into redeemable non-controlling interests (Note 15)				$ (6,167,333)
Reorganization - Preferred shares exchanged into redeemable non-controlling interests, shares				(2,846,600)
Reorganization - Extinguishment of Round A and Round B preferred shares				$ (23,284,214)
Reorganization - Extinguishment of Round A and Round B preferred shares, shares				(10,817,100)
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Balances			$ 19,495,152
Balances, shares			9,519,000
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Reorganization - Extinguishment of Round A and Round B preferred shares				$ 19,495,152
Reorganization - Extinguishment of Round A and Round B preferred shares, shares				9,519,000
Conversion of preferred shares to Class A ordinary shares			$ (19,495,152)
Conversion of preferred shares to Class A ordinary shares, shares	9,519,000		(9,519,000)
Balances				$ 19,495,152
Balances, shares				9,519,000
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Balances			$ 26,083,210
Balances, shares			10,817,100
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Reorganization - Extinguishment of Round A and Round B preferred shares				$ 26,172,432
Reorganization - Extinguishment of Round A and Round B preferred shares, shares				10,817,100
Reorganization - Subscription receivables			$ 89,222	$ (89,222)
Conversion of preferred shares to Class A ordinary shares			$ (26,172,432)
Conversion of preferred shares to Class A ordinary shares, shares	10,817,100		(10,817,100)
Balances				$ 26,083,210
Balances, shares				10,817,100
Series A Preferred Shares
Class Of Stock [Line Items]
Balances			$ 22,875,144
Balances, shares			7,938,915
Issuance of convertible redeemable preferred shares, net of issuance costs				$ 22,429,967
Shares issued upon conversion of preferred shares				7,938,915
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization			$ 1,022,461	$ 445,177
Conversion of preferred shares to Class A ordinary shares			$ (23,897,605)
Conversion of preferred shares to Class A ordinary shares, shares	7,938,915		(7,938,915)
Balances				$ 22,875,144
Balances, shares				7,938,915